Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet $ in Thousands, $ in Millions		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities		191,713	$ 269,298	156,229
Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		1,068,153		1,366,343
ifrs-full:DebtSecurities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		8,352,313		6,024,913
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		4,159,292		1,123,689
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	163,600		109,062
Other Instruments Issued In Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		105,798		375,337
Other Instruments Issued In Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	896,923		1,228,931
Other Instruments Issued In Chile [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		6,869		7,446
Instruments Issued By Foreign Institutions [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		164
Instruments Issued By Foreign Institutions [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]			19,853
Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		761		1,051
Mutual Fund Investments [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		400,902		373,329
Subtotal [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		4,666,156		1,872,355
Subtotal [Member] | Derivative contracts for trading purposes | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	1,060,523		1,357,846
Subtotal [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		7,630		8,497
Derivative contracts for trading purposes | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		51,062		61,594
Financial liabilities		2,099		2,209
Derivative contracts for trading purposes | Forward Contracts [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		551,964		956,632
Financial liabilities		637,164		673,932
Derivative contracts for trading purposes | Swap [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,013,247		1,761,952
Financial liabilities		2,130,393		2,097,022
Derivative contracts for trading purposes | Purchased call options [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		269		4,961
Financial liabilities		306		1,529
Derivative contracts for trading purposes | Put Options
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		1,462		1,076
Derivative contracts for trading purposes | Futures [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Derivative contracts for trading purposes | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,566,942		2,724,621
Financial liabilities		2,769,962		2,774,692
Fair value hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets				32
Financial liabilities		6,519		9,286
Cash flow hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		51,062		61,562
Financial liabilities		65,172		34,443
Cash flow hedges [member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,618,004		2,786,215
Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities		71,691		43,729
Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities		2,841,653		2,818,421
Level 1 [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 1 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		670		67,908
Level 1 [Member] | ifrs-full:DebtSecurities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 1 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		478,439		537,541
Level 1 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		75,701		93,032
Level 1 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]			66,953
Level 1 [Member] | Other Instruments Issued In Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		1,002		3,272
Level 1 [Member] | Other Instruments Issued In Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]
Level 1 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 1 [Member] | Instruments Issued By Foreign Institutions [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		164
Level 1 [Member] | Instruments Issued By Foreign Institutions [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]
Level 1 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		670		955
Level 1 [Member] | Mutual Fund Investments [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		400,902		373,329
Level 1 [Member] | Subtotal [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		477,769		469,633
Level 1 [Member] | Subtotal [Member] | Derivative contracts for trading purposes | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]			66,953
Level 1 [Member] | Subtotal [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		670		955
Level 1 [Member] | Derivative contracts for trading purposes | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Derivative contracts for trading purposes | Forward Contracts [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Derivative contracts for trading purposes | Swap [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Derivative contracts for trading purposes | Purchased call options [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Derivative contracts for trading purposes | Put Options
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 1 [Member] | Derivative contracts for trading purposes | Futures [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Derivative contracts for trading purposes | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Fair value hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Cash flow hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 1 [Member] | Cash flow hedges [member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 1 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities
Level 1 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities
Level 2 [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 2 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		1,030,796		1,291,270
Level 2 [Member] | ifrs-full:DebtSecurities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 2 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		7,831,693		5,425,113
Level 2 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		4,083,591		1,030,657
Level 2 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	163,600		42,109
Level 2 [Member] | Other Instruments Issued In Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		99,302		316,971
Level 2 [Member] | Other Instruments Issued In Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	860,327		1,221,862
Level 2 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		6,869		7,446
Level 2 [Member] | Instruments Issued By Foreign Institutions [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 2 [Member] | Instruments Issued By Foreign Institutions [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]			19,853
Level 2 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 2 [Member] | Mutual Fund Investments [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 2 [Member] | Subtotal [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		4,182,893		1,347,628
Level 2 [Member] | Subtotal [Member] | Derivative contracts for trading purposes | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	1,023,927		1,283,824
Level 2 [Member] | Subtotal [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		6,869		7,446
Level 2 [Member] | Derivative contracts for trading purposes | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		51,062		61,594
Financial liabilities		2,099		2,209
Level 2 [Member] | Derivative contracts for trading purposes | Forward Contracts [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		551,964		956,632
Financial liabilities		637,164		673,932
Level 2 [Member] | Derivative contracts for trading purposes | Swap [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,013,247		1,761,952
Financial liabilities		2,130,393		2,097,022
Level 2 [Member] | Derivative contracts for trading purposes | Purchased call options [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		269		4,961
Financial liabilities		306		1,529
Level 2 [Member] | Derivative contracts for trading purposes | Put Options
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		1,462		1,076
Level 2 [Member] | Derivative contracts for trading purposes | Futures [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 2 [Member] | Derivative contracts for trading purposes | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,566,942		2,724,621
Financial liabilities		2,769,962		2,774,692
Level 2 [Member] | Fair value hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets				32
Financial liabilities		6,519		9,286
Level 2 [Member] | Cash flow hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		51,062		61,562
Financial liabilities		65,172		34,443
Level 2 [Member] | Cash flow hedges [member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		2,618,004		2,786,215
Level 2 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities		71,691		43,729
Level 2 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities		2,841,653		2,818,421
Level 3 [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		36,687		7,165
Level 3 [Member] | ifrs-full:DebtSecurities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		42,181		62,259
Level 3 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]
Level 3 [Member] | Other Instruments Issued In Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		5,494		55,094
Level 3 [Member] | Other Instruments Issued In Chile [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	36,596		7,069
Level 3 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Instruments Issued By Foreign Institutions [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Instruments Issued By Foreign Institutions [Member] | ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]
Level 3 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		91		96
Level 3 [Member] | Mutual Fund Investments [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Subtotal [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		5,494		55,094
Level 3 [Member] | Subtotal [Member] | Derivative contracts for trading purposes | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets	[1]	36,596		7,069
Level 3 [Member] | Subtotal [Member] | Total Financial Assets [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets		91		96
Level 3 [Member] | Derivative contracts for trading purposes | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Derivative contracts for trading purposes | Forward Contracts [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Derivative contracts for trading purposes | Swap [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Derivative contracts for trading purposes | Purchased call options [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Derivative contracts for trading purposes | Put Options
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Derivative contracts for trading purposes | Futures [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Derivative contracts for trading purposes | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Fair value hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Cash flow hedges [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Financial liabilities
Level 3 [Member] | Cash flow hedges [member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial Assets
Level 3 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities
Level 3 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair value of Financial Assets/Liabilities on the balance sheet [Line Items]
Financial liabilities

[1]	As of December 31, 2020, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.